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STEPHEN FERRARA stephen.ferrara@dechert.com +1 617 728 7147 Direct +1 617 275 8418 Fax

May 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust
Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This preliminary N-14 is being filed in connection with the reorganization of the Goldman Sachs Focused Growth Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs Concentrated Growth Fund (“Surviving Fund”), another series of the Registrant, in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7147.

Sincerely,

/s/ Stephen Ferrara

Stephen Ferrara